Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 483,751
Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 2,442,465	$ 2,570,963	$ 1,876,878
Amount of credit loss	$ 191,236	$ 202,621	$ 156,403
Current (Not Past Due) [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 2,083,956	$ 2,244,320	$ 1,577,211
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	3.50%	7.00%	9.70%	3.50%
Financial assets	$ 124,985	$ 87,863	$ 107,521
Amount of credit loss	$ 4,413	$ 6,174	$ 10,417
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	13.00%	17.30%	26.80%	13.00%
Financial assets	$ 48,939	$ 38,892	$ 27,605
Amount of credit loss	$ 6,354	$ 6,716	$ 7,407
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	16.90%	34.60%	49.40%	16.90%
Financial assets	$ 4,955	$ 15,526	$ 51,288
Amount of credit loss	$ 839	$ 5,369	$ 25,326
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 100,540	$ 97,221	$ 44,125
Amount of credit loss	$ 100,540	$ 97,221	$ 44,125
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 79,090	$ 87,141	$ 69,128
Amount of credit loss	$ 79,090	$ 87,141	$ 69,128
Credit impairment	Yes	Yes	Yes